Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 103,543		¥ 153,301
Accumulated Amortization		(53,296)		(71,694)
Accumulated Impairment Amount		(49,711)		(80,889)
Net Carrying Amount		536	$ 78	718
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		12,546		12,904
Accumulated Amortization		(3,450)		(3,775)
Accumulated Impairment Amount		(8,921)		(8,921)
Net Carrying Amount		175		208
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,482		1,482
Accumulated Amortization		(1,121)		(972)
Accumulated Impairment Amount		0		0
Net Carrying Amount		361		510
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,848		2,848
Accumulated Amortization		(748)		(748)
Accumulated Impairment Amount		(2,100)		(2,100)
Net Carrying Amount		0		0
Broadcasting license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		86,667		86,667
Accumulated Amortization		(47,977)		(47,977)
Accumulated Impairment Amount		(38,690)		(38,690)
Net Carrying Amount		¥ 0		0
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]			39,500
Accumulated Amortization	[1]			(14,562)
Accumulated Impairment Amount	[1]			(24,938)
Net Carrying Amount	[1]			0
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]			9,900
Accumulated Amortization	[1]			(3,660)
Accumulated Impairment Amount	[1]			(6,240)
Net Carrying Amount	[1]			¥ 0

[1]	Buyer and customer relationship and technology were acquired through the Group’s acquisitions with Ruisha Technology during the year ended March 31, 2022, which were measured at fair value upon the completion of acquisition. The Group deconsolidated Ruisha Technology since August 31, 2025 and the carrying amount, accumulated amortization amount and accumulated impairment amount of buyer and customer relationship and technology was derecognized.